COLT 2024-5 Mortgage Loan Trust ABS-15G

Exhibit 99.35

Loan ID	Deal ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
XXXX	4350109044		XXXX	Final Reviewed QM Status	ATR/QM: Exempt	Non-QM: Lender documented all ATR UW factors	Investment cash out refinance is ATR/QM Exempt.
XXXX	4350109041		XXXX	Qualifying Total Debt Income Ratio	8.06	8	Within guidelines and tolerance.
XXXX	4350109047		XXXX	Reviewed Total Debt Income Ratio	38.16	37.956	Within guidelines and tolerance. Updated credit report has additional small debt payment.
XXXX	4350109044		XXXX	Reviewed Total Debt Income Ratio	20.19	20.492	Within guidelines and tolerance